RELATED PARTY TRANSACTIONS - Additional information (Details)				3 Months Ended		9 Months Ended			12 Months Ended
	Jan. 13, 2022 USD ($) $ / shares	Aug. 12, 2020 USD ($)	Jul. 28, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Aug. 28, 2022 USD ($)
Related Party Transaction
Outstanding balance of related party note								$ 0	$ 0
Amount of loan contributed						$ 523,743	$ 309,210	62,558	527,756
Percentage of conversion price higher than value of warrants				1,250		1,250
Advance from related party				$ 427,857		$ 427,857
Convertible promissory note				1,500,000		1,500,000
Administrative Services Agreement
Related Party Transaction
Expenses per month			$ 10,000			10,000
Expense incurred				30,000	$ 30,000	90,000	$ 90,000	20,000	120,000
Accrued fee				180,000		180,000			90,000
Administrative Services Agreement | Accounts payable and accrued expenses
Related Party Transaction
Amount due to related party									90,000
Related Party Loans
Related Party Transaction
Amount of loan contributed	$ 1,500,000
Maximum loans convertible into warrants									$ 1,500,000
Price of warrants (in dollars per share) | $ / shares	$ 1.00								$ 1.00
Advance from related party				427,857		427,857			$ 0
Convertible promissory note				1,500,000		1,500,000			0
Amount deposited in trust account				221,190		1,451,532
Working Capital Loans
Related Party Transaction
Maximum borrowing capacity of related party promissory note										$ 2,125,000
Outstanding balance of related party note				1,500,000		1,500,000			2,000,000	$ 2,000,000
Sponsor loan amount per share of ordinary share upon extension of business combination period | $ / shares	$ 0.03
Working Capital Facility
Related Party Transaction
Maximum borrowing capacity of related party promissory note		$ 1,500,000
Outstanding balance of related party note				$ 1,051,499		$ 1,051,499		$ 0	$ 527,756
Amount deposited		900,000
Maximum fund withdrawals		1,500,000
Maximum fund withdraw for lending facility deposits		$ 1,500,000